OTHER PROVISIONS, CURRENT AND NON-CURRENT - Details of Contingencies provisions (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other provisions, Current and Non current
Balances	$ 54,801,896	$ 48,695,427	$ 57,412,406
Litigation
Other provisions, Current and Non current
Balances	54,801,896	48,695,427
Tax contingencies
Other provisions, Current and Non current
Balances	29,637,064	27,339,444
Labor contingencies
Other provisions, Current and Non current
Balances	13,200,665	11,374,753
Civil contingencies
Other provisions, Current and Non current
Balances	$ 11,964,167	$ 9,981,230